Schedule of Aggregate Right of Use Assets and Related Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Leases
Operating lease right-of-use assets	¥ 5,016	¥ 6,453
Short-term operating lease liabilities	(3,510)	(4,727)
Long-term operating lease liabilities	(604)	(801)
Total operating leased liabilities	¥ (4,114)	¥ (5,528)